Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 10, 2012
Document And Entity Information
Entity Registrant Name	UNITED STATES ANTIMONY CORP
Entity Central Index Key	0000101538
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		61,803,109
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,444,003	$ 5,427
Accounts receivable, less allowance for doubtful accounts of $4,031 and $7,600, respectively		1,291,975
Inventories		1,066,813
Other current assets		56,208
Deferred tax asset		396,558
Total current assets		2,816,981
Properties, plants and equipment, net	7,484,436	6,047,004
Restricted cash for reclamation bonds		74,777
Other assets		54,766
Total assets	13,437,010	8,993,528
Current liabilities:
Checks issued and payable		113,908
Deferred revenue		43,760
Accounts payable		994,940
Accrued payroll, taxes and interest		141,928
Other accrued liabilities		119,292
Payables to related parties		331,978
Long-term debt, current	(258,988)	79,631
Total current liabilities		1,825,437
Long-term debt, noncurrent	134,503	158,218
Asset retirement and accrued reclamation costs		241,500
Total liabilities		2,225,155
Stockholders' equity:
Preferred stock $0.01 par value, 10,000,000 shares authorized: Series A: no shares issued and outstanding
Series B: 750,000 shares issued and outstanding (liquidation preference $877,500)		7,500
Series C: 177,904 shares issued and outstanding (liquidation preference $97,847)		1,779
Series D: 1,751,005 shares issued and outstanding (liquidation preference and cumulative dividends of $4,714,433)		17,509
Common stock, $0.01 par vaue, 90,000,000 shares authorized; 61,786,822 and 59,349,300 shares issued and outstanding, respectively		593,492
Additional paid-in capital		25,635,129
Accumulated deficit		(19,487,036)
Total stockholders' equity		6,768,373
Total liabilities and stockholders' equity		8,993,528
Unaudited
Current assets:
Cash and cash equivalents	3,444,003
Certificates of deposit (Note 4)	242,800
Accounts receivable, less allowance for doubtful accounts of $4,031 and $7,600, respectively	456,508
Inventories	1,077,271
Other current assets	57,660
Deferred tax asset	470,869
Total current assets	5,749,111
Properties, plants and equipment, net	7,484,436
Restricted cash for reclamation bonds	74,777
Other assets	128,686
Total assets	13,437,010
Current liabilities:
Checks issued and payable
Deferred revenue
Accounts payable	829,329
Accrued payroll, taxes and interest	98,409
Other accrued liabilities	63,696
Payables to related parties	10,434
Long-term debt, current	258,988
Total current liabilities	1,260,856
Long-term debt, noncurrent	134,503
Asset retirement and accrued reclamation costs	245,520
Total liabilities	1,640,879
Stockholders' equity:
Preferred stock $0.01 par value, 10,000,000 shares authorized: Series A: no shares issued and outstanding
Series B: 750,000 shares issued and outstanding (liquidation preference $877,500)	7,500
Series C: 177,904 shares issued and outstanding (liquidation preference $97,847)	1,779
Series D: 1,751,005 shares issued and outstanding (liquidation preference and cumulative dividends of $4,714,433)	17,509
Common stock, $0.01 par vaue, 90,000,000 shares authorized; 61,786,822 and 59,349,300 shares issued and outstanding, respectively	617,868
Additional paid-in capital	30,750,974
Accumulated deficit	(19,599,499)
Total stockholders' equity	11,796,131
Total liabilities and stockholders' equity	$ 13,437,010

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2012 Unaudited
ASSETS
Accounts receivable, less allowance for doubtful accounts	$ 7,600	$ 4,031
Stockholders' equity:
Series A Preferred stock, par value	$ 0.01	$ 0.01
Series A Preferred stock, authorized shares	10,000,000	10,000,000
Series A Preferred stock, issued shares	0	0
Series A Preferred stock, outstanding shares	0	0
Series B Preferred stock, par value	$ 0.01	$ 0.01
Series B Preferred stock, authorized shares	10,000,000	10,000,000
Series B Preferred stock, issued shares	750,000	750,000
Series B Preferred stock, outstanding shares	750,000	750,000
Series B liquidation preference	877,500	877,500
Series C Preferred stock, par value	$ 0.01	$ 0.01
Series C Preferred stock, authorized shares	10,000,000	10,000,000
Series C Preferred stock, issued shares	177,904	177,904
Series C Preferred stock, outstanding shares	177,904	177,904
Series C liquidation preference	97,847	97,847
Series D Preferred stock, par value	$ 0.01	$ 0.01
Series D Preferred stock, authorized shares	10,000,000	10,000,000
Series D Preferred stock, issued shares	1,751,005	1,751,005
Series D Preferred stock, outstanding shares	1,751,005	1,751,005
Series D liquidation preference	4,714,433	4,714,433
Series D cumulative dividends	$ 4,714,433	$ 4,714,433
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	90,000,000	90,000,000
Common stock, issued shares	59,349,300	61,786,822
Common stock, outstanding shares	59,349,300	61,786,822

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
REVENUES	$ 3,498,301	$ 3,050,002	$ 6,551,855	$ 5,888,041
COST OF REVENUES	3,209,381	2,805,524	6,142,206	5,364,696
GROSS PROFIT	288,920	244,478	409,649	523,345
OPERATING EXPENSES:
General and administrative	228,411	89,967	415,984	170,316
Professional fees	34,337	30,888	132,644	125,840
TOTAL OPERATING EXPENSES	262,748	120,855	548,628	296,156
INCOME (LOSS) FROM OPERATIONS	26,172	123,623	(138,979)	227,189
OTHER INCOME (EXPENSE):
Interest income	1,493	1,526	3,549	2,442
Factoring expense	(23,895)	(38,721)	(51,344)	(73,414)
TOTAL OTHER (EXPENSE)	(22,402)	(37,195)	(47,795)	(70,972)
INCOME (LOSS) BEFORE INCOME TAXES	3,770	86,428	(186,774)	156,217
INCOME TAX (EXPENSE) BENEFIT			74,311	(24,426)
NET INCOME (LOSS)	3,770	86,428	(112,463)	131,791
Net income (loss) per share of common stock:
Basic
Diluted
Weighted average shares outstanding: Basic	61,786,822	59,150,784	61,786,822	58,157,638
Weighted average shares outstanding: Diluted	$ 62,427,710	$ 59,662,620	$ 61,786,822	$ 58,618,325

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ (112,463)	$ 131,791
Adjustments to reconcile net income (loss) to net cash provided(used) by operating activities:
Depreciation and amortization expense	217,385	192,503
Accretion of asset retirement obligation	4,020
Common stock issued to directors for services	176,191
Deferred income tax expense (benefit)	(74,311)	21,926
Change in:
Accounts receivable, net	835,467	(349,421)
Inventories	(10,458)	(621,558)
Other current assets	250,736	(23,770)
Other assets	(73,920)	(5,183)
Accounts payable	(165,611)	428,132
Accrued payroll, taxes and interest	(43,519)	12,839
Other accrued liabilities	(55,596)	(44,330)
Deferred revenue	(43,760)
Payables to related parties	(321,544)	24,203
Net cash provided (used) by operating activities	582,617	(232,868)
Cash Flows From Investing Activities:
Purchase of certificates of deposit	(242,800)
Purchase of properties, plants and equipment	(1,370,877)	(1,037,912)
Net cash used by investing activities	(1,613,677)	(1,037,912)
Cash Flows From Financing Activities:
Proceeds from sale of common stock, net of offering costs	4,711,842	1,163,248
Principal payments of long-term debt	(128,298)	(86,958)
Payments received on stock subscription agreements		59,907
Change in checks issued and payable	(113,908)
Net cash provided by financing activities	4,469,636	1,136,197
NET DECREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,438,576	(134,583)
Cash and cash equivalents at beginning of year	5,427	448,861
Cash and cash equivalents at end of year	3,444,003	314,278
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Properties, plants & equipment acquired with long-term debt	283,940	229,100
Properties, plants and equipment acquired with accounts payable		89,654
Common stock issued for prepaid directors fees	$ 358,800

1. Basis of Presentation	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

The unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the three and six month periods ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

Certain consolidated financial statement amounts for the three and six month periods ended June 30, 2011 have been reclassified to conform to the 2012 presentation.  These reclassifications had no effect on the net income or accumulated deficit as previously reported.

Management estimates their effective tax rate at 39% for the current year.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

During the six months ended June 30, 2012 and 2011, the Company incurred interest expense of $23,600 and $5,470, respectively, all of which has been capitalized as part of the cost of constructing the Puerto Blanco Mill in Mexico.

2. Income (Loss) Per Common Share	6 Months Ended
Jun. 30, 2012
Net income (loss) per share of common stock:
Income (Loss) Per Common Share

Basic earnings per share is calculated by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per share is calculated based on the weighted average number of common shares outstanding during the period plus the effect of potentially dilutive common stock equivalents, including warrants to purchase the Company's common stock and convertible preferred stock.  Management has determined that the calculation of diluted earnings per share for the six month period ending June 30, 2012, is not applicable since any additions to outstanding shares related to common stock purchase warrants would be anti-dilutive.

As of June 30, 2012 and 2011, the potentially dilutive common stock equivalents not included in the calculation of diluted earnings per share as their effect would have been anti-dilutive are as follows:

	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Warrants	1,248,779	88,164	1,889,667	139,313
Convertible preferred stock	1,751,005	1,751,005	1,751,005	1,751,005
Total possible dilution	2,999,784	1,839,169	3,640,672	1,890,318

3. Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
	June 30, 2012	December 31, 2011
Antimony Metal	11,760	152,026
Antimony Oxide	186,210	180,404
Antimony Ore	784,876	644,113
Total antimony	982,846	976,543
Zeolite	94,425	90,270
	$1,077,271	$1,066,813

4. Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

In 2005, a subsidiary of the Company signed an option agreement that gives it the exclusive right to explore and develop the San Miguel I and San Miguel II concessions for an annual payment of $50,000, and an option to purchase payment of $100,000 annually.  Total payments will not exceed $1,430,344, reduced by taxes paid.  During the six months ended June 30, 2012 and the year ended December 31, 2011, $0 and $186,956 respectively, was paid and capitalized as mineral rights in accordance with the Company’s accounting policies.

From time to time, the Company is assessed fines and penalties by the Mine Safety and Health Administration (“MSHA”). Using appropriate regulatory channels, management may contest these proposed assessments. The Company has accrued $14,263 in other accrued liabilities as of June 30, 2012, related to such assessments.

During the six months ended June 30, 2012, the Company negotiated a new credit facility increasing the Company’s lines of credit by $202,000.  As part of this agreement, we have pledged two $101,000 certificates of deposit as collateral.  The increased loan facility allows us access to borrowings at an interest rate of 3.15% for the portion of the credit line used.  At June 30, 2012, we did not have any outstanding line of credit debt.

5. Long - Term Debt	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Long - Term Debt

Long-term debt at June 30, 2012 and December 31, 2011 is as follows:

	2012	2011
Note payable to De Lage Landen financial Services, bearing interest at 5.3%; payable in monthly installments of $549; maturing
March 2016; collateralized by equipment.	$22,361	$-

Note payable to Western States Equipment Co., bearing interest at 6.15%; payable in monthly installments of $2,032; maturing
June 2015; collateralized by equipment.	66,668	77,040

Note payable to CNH Capital America, LLC, bearing interest
at 4.5%; payable in monthly installments of $505; maturing
June 2013; collateralized by equipment.	5,904	8,648

Note payable to GE Capital, bearing interest at 2.25%; payable in monthly installments of $359; maturing July 2013; collateralized by
equipment.	4,955	6,531

Note payable to Robert and Phyllis Rice, bearing interest
at 1%; payable in monthly installments of $2,000; maturing
March 2015; collateralized by equipment.	65,206	80,882

Note payable to De Lage Landen Financial Services
at 5.2%; payable in monthly installments of $709; maturing
July 2014; collateralized by equipment.	16,104	19,229

Note payable to Catepillar Finance, bearing interest
at 6.15%; payable in monthly installments of $766; maturing
August 2014; collateralized by equipment.	18,597	21,990

Note payable to De Lage Landen Financial Services
at 5.2%; payable in monthly installments of $697; maturing
January 2015; collateralized by equipment.	20,202	23,529

Note payable for Corral Blanco land, bearing interest
at 6%; payable in three installments; maturing
May 1, 2013; collateralized by land.	173,494

Total debt	393,491	237,849
Less current portion	(258,988)	(79,631)
Noncurrent portion	$134,503	$158,218

6. Concentrations of Risk	6 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations of Risk

During the six months ended June 30, 2012, approximately 86% of the Company's antimony revenues were generated by sales to three customers. Loss of any of the Company’s key customers could adversely affect its business.

7. Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

During the first three and six months of 2012 and 2011, the Company paid $6,655 and $22,026 in 2012, and $45,452 and $79,409 in 2011, respectively, to directors of the Company for services provided in permitting and other construction related activities at Mexican mill sites.

During the first three and six months of 2012 and 2011, the Company paid $16,875 and $38,715 in 2012, and $28,679 and $44,582 in 2011, respectively, to John Lawrence, our president and Chief Executive Officer, as reimbursement for equipment used by the Company.

8. Stockholder's Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholder's Equity

Issuance of Common Stock for Cash

During the six months ending June 30, 2012, the Company sold an aggregate of 2,056,334 shares of unregistered common stock to existing stockholders and other parties for $4,702,303.  In connection with the sales of the Company’s common stock, 1,028,167 warrants to purchase shares of the Company’s common stock at $2.50 per share, and 1,425,982 warrants at $3.50 per share, were issued.  Expenses of $414,661 connected to the issuance of the unregistered shares were deducted from additional paid in capital.  200,000 shares were issued as an exercise of warrants at $.30 per share for a total of $60,000.  Also in the first six months of 2012, 25,265 shares were issued in a cashless exercise of warrants, which resulted in an addition of $263 to capital stock, and a corresponding reduction to additional paid in capital.  No share or warrants to purchase shares of the Company’s common stock were issued in the first six months of 2011.

Issuance of Common Stock for Services

At December 31, 2011, the Company declared, but did not issue, 95,835 shares of unregistered common stock to be paid to its directors for services, having a fair value of $230,004, based on the current stock price at the date declared.  During the first six months of 2012, the company issued 149,500 shares of unregistered common stock with a fair market value of $358,800 to the Directors as compensation for past and future services. During the first six months of 2012, the Company awarded 39,406 of the remaining 53,665 shares of unregistered common stock to its directors for services, having a fair value of $151,190, based on the current stock price at the date awarded.  6,423 new shares with a fair value of $25,000 were issued to directors who were not board members at December 31, 2011. This expense is classified with general and administrative expense in the consolidated statement of operations.

Common Stock Warrants

The Company's Board of Directors has the authority to issue stock warrants for the purchase of preferred or unregistered common stock to directors and employees of the Company.

Transactions in common stock warrants are as follows:

	Number of	Exercise
	Warrants	Prices
Balance, December 31, 2010	725,000	$0.20-$0.75
Warrants exercised	(125,000)	$0.30-$0.40
Balance, December 31, 2011	600,000	$0.30-$0.60
Warrants granted	1,579,417	$2.50-$4.50
Warrants exercised	(52,500)	$2.50
Warrants expired	(350,000)	$0.30-$0.40
Balance, June 30, 2012	1,776,917	$0.20-$4.50
The above common stock warrants expire as follows:
Year Ended December 31:
2014	1,050,000
2015	476,917
Thereafter	250,000
	1,776,917

9. Business Segments	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Business Segments

The Company has two operating segments, antimony and zeolite.  Management reviews and evaluates the operating segments exclusive of interest and factoring expenses.  Therefore, interest expense and factoring is not allocated to the segments.  Selected information with respect to segments is as follows:

	As of June 30, 2012	As of December 31, 2011
Properties, plants and equipment, net:
Antimony
United States	$1,705,370	$1,657,473
Mexico	4,125,674	2,791,233
Subtotal Antimony	5,831,044	4,448,706
Zeolite	1,653,392	1,598,298
Total	$7,484,436	$6,047,004

Total Assets:
Antimony
United States	$6,409,667	$2,240,836
Mexico	4,973,792	4,291,187
Subtotal Antimony	11,383,459	6,532,023
Zeolite	2,053,551	2,461,505
Total	$13,437,010	$8,993,528

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Capital expenditures:
Antimony
United States	$17,850	$22,067	$62,618	$79,289
Mexico	671,987	997,867	1,434,827	1,089,236
Subtotal Antimony	689,837	1,019,934	1,497,445	1,168,525
Zeolite	116,485	188,140	157,372	188,140
Total	$806,322	$1,208,074	$1,654,817	$1,356,665

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Revenues:
Antimony	$2,525,097	$2,421,903	$4,699,906	$4,686,136
Precious metals	205,771	157,841	385,909	339,040
Zeolite	767,433	470,258	1,466,040	862,865
Total	$3,498,301	$3,050,002	$6,551,855	$5,888,041

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Gross profit:
Antimony	$191,146	$246,991	$264,978	$528,237
Zeolite	97,774	(2,513)	144,671	(4,892)
Total	$288,920	$244,478	$409,649	$523,345

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Depreciation and amortization:
Antimony	$57,553	$50,039	$115,106	$96,866
Zeolite	52,461	49,498	102,278	95,637
Total	$110,014	$99,537	$217,384	$192,503

1. Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

The unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the three and six month periods ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

Certain consolidated financial statement amounts for the three and six month periods ended June 30, 2011 have been reclassified to conform to the 2012 presentation.  These reclassifications had no effect on the net income or accumulated deficit as previously reported.

Management estimates their effective tax rate at 39% for the current year.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

During the six months ended June 30, 2012 and 2011, the Company incurred interest expense of $23,600 and $5,470, respectively, all of which has been capitalized as part of the cost of constructing the Puerto Blanco Mill in Mexico.

2. Income (Loss) Per Common Share (Tables)	6 Months Ended
Jun. 30, 2012
Net income (loss) per share of common stock:
calculation of diluted earnings per share

As of June 30, 2012 and 2011, the potentially dilutive common stock equivalents not included in the calculation of diluted earnings per share as their effect would have been anti-dilutive are as follows:

	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Warrants	1,248,779	88,164	1,889,667	139,313
Convertible preferred stock	1,751,005	1,751,005	1,751,005	1,751,005
Total possible dilution	2,999,784	1,839,169	3,640,672	1,890,318

3. Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
	June 30, 2012	December 31, 2011
Antimony Metal	11,760	152,026
Antimony Oxide	186,210	180,404
Antimony Ore	784,876	644,113
Total antimony	982,846	976,543
Zeolite	94,425	90,270
	$1,077,271	$1,066,813

5. Long - Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Long - Term Debt

Long-term debt at June 30, 2012 and December 31, 2011 is as follows:

	2012	2011
Note payable to De Lage Landen financial Services, bearing interest at 5.3%; payable in monthly installments of $549; maturing
March 2016; collateralized by equipment.	$22,361	$-

Note payable to Western States Equipment Co., bearing interest at 6.15%; payable in monthly installments of $2,032; maturing
June 2015; collateralized by equipment.	66,668	77,040

Note payable to CNH Capital America, LLC, bearing interest
at 4.5%; payable in monthly installments of $505; maturing
June 2013; collateralized by equipment.	5,904	8,648

Note payable to GE Capital, bearing interest at 2.25%; payable in monthly installments of $359; maturing July 2013; collateralized by
equipment.	4,955	6,531

Note payable to Robert and Phyllis Rice, bearing interest
at 1%; payable in monthly installments of $2,000; maturing
March 2015; collateralized by equipment.	65,206	80,882

Note payable to De Lage Landen Financial Services
at 5.2%; payable in monthly installments of $709; maturing
July 2014; collateralized by equipment.	16,104	19,229

Note payable to Catepillar Finance, bearing interest
at 6.15%; payable in monthly installments of $766; maturing
August 2014; collateralized by equipment.	18,597	21,990

Note payable to De Lage Landen Financial Services
at 5.2%; payable in monthly installments of $697; maturing
January 2015; collateralized by equipment.	20,202	23,529

Note payable for Corral Blanco land, bearing interest
at 6%; payable in three installments; maturing
May 1, 2013; collateralized by land.	173,494

Total debt	393,491	237,849
Less current portion	(258,988)	(79,631)
Noncurrent portion	$134,503	$158,218

8. Stockholder's Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Common Stock Warrants

Transactions in common stock warrants are as follows:

	Number of	Exercise
	Warrants	Prices
Balance, December 31, 2010	725,000	$0.20-$0.75
Warrants exercised	(125,000)	$0.30-$0.40
Balance, December 31, 2011	600,000	$0.30-$0.60
Warrants granted	1,579,417	$2.50-$4.50
Warrants exercised	(52,500)	$2.50
Warrants expired	(350,000)	$0.30-$0.40
Balance, June 30, 2012	1,776,917	$0.20-$4.50
The above common stock warrants expire as follows:
Year Ended December 31:
2014	1,050,000
2015	476,917
Thereafter	250,000
	1,776,917

9. Business Segments (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Information

Selected information with respect to segments is as follows:

	As of June 30, 2012	As of December 31, 2011
Properties, plants and equipment, net:
Antimony
United States	$1,705,370	$1,657,473
Mexico	4,125,674	2,791,233
Subtotal Antimony	5,831,044	4,448,706
Zeolite	1,653,392	1,598,298
Total	$7,484,436	$6,047,004

Total Assets:
Antimony
United States	$6,409,667	$2,240,836
Mexico	4,973,792	4,291,187
Subtotal Antimony	11,383,459	6,532,023
Zeolite	2,053,551	2,461,505
Total	$13,437,010	$8,993,528

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Capital expenditures:
Antimony
United States	$17,850	$22,067	$62,618	$79,289
Mexico	671,987	997,867	1,434,827	1,089,236
Subtotal Antimony	689,837	1,019,934	1,497,445	1,168,525
Zeolite	116,485	188,140	157,372	188,140
Total	$806,322	$1,208,074	$1,654,817	$1,356,665

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Revenues:
Antimony	$2,525,097	$2,421,903	$4,699,906	$4,686,136
Precious metals	205,771	157,841	385,909	339,040
Zeolite	767,433	470,258	1,466,040	862,865
Total	$3,498,301	$3,050,002	$6,551,855	$5,888,041

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Gross profit:
Antimony	$191,146	$246,991	$264,978	$528,237
Zeolite	97,774	(2,513)	144,671	(4,892)
Total	$288,920	$244,478	$409,649	$523,345

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Depreciation and amortization:
Antimony	$57,553	$50,039	$115,106	$96,866
Zeolite	52,461	49,498	102,278	95,637
Total	$110,014	$99,537	$217,384	$192,503

1. Basis of Presentation (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
Interest Expenses	$ 23,600	$ 5,470

2. Income (Loss) Per Common Share (Details)	Jun. 30, 2012	Jun. 30, 2011
Common Class A [Member]
Warrants	1,248,779	88,164
Convertible preferred stock	1,751,005	1,751,005
Total possible dilution	2,999,784	1,839,169
Common Class B [Member]
Warrants	1,889,667	139,313
Convertible preferred stock	1,751,005	1,751,005
Total possible dilution	3,640,672	1,890,318

3. Inventories (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Inventories	$ 1,077,271	$ 1,066,813
Antimony Metal [Member]
Inventories	11,760	152,026
Antimony Oxide [Member]
Inventories	186,210	180,404
Antimony Ore [Member]
Inventories	784,876	644,113
Antimony [Member]
Inventories	982,846	976,543
Zeolite [Member]
Inventories	$ 94,425	$ 90,270

4. Commitments and Contingencies (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capitalized mineral rights	$ 0	$ 186,956
Accrued Liability	14,263
lines of credit facility collateral fee	202,000
Pledged securities as collateral	101,000
Interest rates on borrowing	3.15%
SanMiguelMember
Discount on payment to purchase options	50,000
Payment for option purchase	$ 100,000

5. Long - Term Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Total debt	$ 393,491	$ 237,849
Less current portion	(258,988)	79,631
Noncurrent portion	134,503	158,218
De Lage Landen Financial Services [Member]
Total debt	22,361
Western States Equipment Co [Member]
Total debt	66,668	77,040
CNH Capital America LLC [Member]
Total debt	5,904	8,648
GE Capital [Member]
Total debt	4,955	6,531
Robert And Phyllis Rice [Member]
Total debt	65,206	80,882
De Lage Landen Financial Services 1 [Member]
Total debt	16,104	19,229
Catepillar Finance [Member]
Total debt	18,597	21,990
De Lage Landen Financial Services 2 [Member]
Total debt	20,202	23,529
Corral Blancoland [Member]
Total debt	$ 173,494

8. Stockholder's Equity (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Beginning balance, shares	600,000
Warrants granted, shares	1,579,417
Warrants exercised, shares	(52,500)
Warrants expired, shares	(350,000)
Ending balance, shares	1,776,917
2014	1,050,000
2015	476,917
Thereafter	250,000
Total	1,776,917
Warrants granted, Exercise Prices		$ 2.5		$ 4.5
Warrants exercised, Exercise Prices	$ 2.5		$ 0.3		$ 0.4
Warrants expired, Exercise Prices		$ 0.3		$ 0.4
Ending balance Exercise Prices		$ 0.2	$ 0.2	$ 4.5	$ 0.75

7. Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Director [Member]
Related Party Transactions	$ 6,655	$ 45,452	$ 22,026	$ 79,409
Chief Executive Officer [Member]
Related Party Transactions	$ 16,875	$ 28,679	$ 38,715	$ 44,582

8. Stockholder's Equity (Details Narrative) (USD $)	6 Months Ended				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2011 Non Board Director [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2012 Cash Less Warrant [Member]
Unregistered common stock sold	2,056,334		149,500		1,028,167
Unregistered common stock value	4,702,303	151,190	358,800
Common stock price per share					$ 2.5
Warrants issued	1,425,982
Warrants issued price per share	$ 3.5
Expenses in issuance of unregistered common stock	$ 414,661
Common stock issued					200,000	25,265
Common stock issued price per share					$ 0.3
Common stock value					60,000
capital stock						263
Common stock not issued			95,835
Common stock not issued value			$ 230,004
Awarded unregistered common stock			39,406	6,423
Remaining shares of unregistered common stock		53,665		25,000

9. Business Segments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Properties, plants and equipment, net:	$ 7,484,436	$ 6,047,004
Total Assets:	13,437,010	8,993,528
United States Antimony [Member]
Properties, plants and equipment, net:	1,705,370
Total Assets:	6,409,667
Mexico Antimony [Member]
Properties, plants and equipment, net:	4,125,674
Total Assets:	4,973,792
Subtotal Antimony [Member]
Properties, plants and equipment, net:	5,831,044	4,448,706
Total Assets:	11,383,459	6,532,023
Zeolite [Member]
Properties, plants and equipment, net:	1,653,392	1,598,298
Total Assets:	2,053,551	2,461,505
Antimony United States [Member]
Properties, plants and equipment, net:		1,657,473
Total Assets:		2,240,836
Antimony Mexico States [Member]
Properties, plants and equipment, net:		2,791,233
Total Assets:		$ 4,291,187

9. Business Segments (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Capital Expenditure	$ 806,322	$ 1,208,074	$ 1,654,817
United States Antimony [Member]
Capital Expenditure	17,850	22,067	62,618	79,289
Mexico Antimony [Member]
Capital Expenditure	671,987	997,867	1,434,827	1,089,236
Subtotal Antimony [Member]
Capital Expenditure	689,837	1,019,934	1,497,445	1,168,525
Zeolite [Member]
Capital Expenditure	$ 116,485	$ 188,140	$ 157,372	$ 188,140

9. Business Segments (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:	$ 3,498,301	$ 3,050,002	$ 6,551,855	$ 5,888,041
Gross profit:	26,172	123,623	(138,979)	227,189
Depreciation and amortization:	110,014	99,537	217,384	192,503
Antimony [Member]
Revenues:	2,525,097	2,421,903	4,699,906	4,686,136
Gross profit:	191,146	246,991	264,978	528,237
Depreciation and amortization:	57,553	50,039	115,106	96,866
Precious Metals [Member]
Revenues:	205,771	157,841	385,909	339,040
Zeolite [Member]
Revenues:	767,433	470,258	1,466,040	862,865
Gross profit:	97,774	(2,513)	144,671	(4,892)
Depreciation and amortization:	$ 52,461	$ 49,498	$ 102,278	$ 95,637